Commitments and Contingencies (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Lease expenses	$ 177,464	$ 158,080
Severance payments	$ 505,972		$ 886,049